Financial instruments (Details) € in Thousands	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Financial instruments
Financial liabilities	€ 17,575	€ 6,114
Current bank overdraft | Fair value
Financial instruments
Financial liabilities	58	224
Available-for-sale financial assets | Fair value
Financial instruments
Financial assets	€ 14,000	€ 12,800
Available-for-sale financial assets | Current bond funds | Fair value
Financial instruments
Number of bond fund instruments held | item	4	2
Financial assets measured at amortised cost | Current bank overdraft | Fair value
Financial instruments
Financial liabilities	€ 58	€ 224
Level One | Non-current restricted cash | Fair value
Financial instruments
Financial assets		206
Level One | Current bond funds | Fair value
Financial instruments
Financial assets	14,044	11,657
Level One | Current note receivable | Fair value
Financial instruments
Financial assets		922
Level One | Current cash and cash equivalents | Fair value
Financial instruments
Financial assets	7,569	7,849
Level One | Available-for-sale financial assets | Current bond funds | Fair value
Financial instruments
Financial assets	14,044	11,657
Level One | Available-for-sale financial assets | Current note receivable | Fair value
Financial instruments
Financial assets		922
Level One | Loans and receivables | Non-current restricted cash | Fair value
Financial instruments
Financial assets		206
Level One | Loans and receivables | Current cash and cash equivalents | Fair value
Financial instruments
Financial assets	7,569	7,849
Level Two | Non-current long term debt | Fair value
Financial instruments
Financial liabilities	15,119	3,770
Level Two | Non-current finance lease obligation | Fair value
Financial instruments
Financial liabilities	163	354
Level Two | Current long term debt | Fair value
Financial instruments
Financial liabilities	787	644
Level Two | Current finance lease obligation | Fair value
Financial instruments
Financial liabilities	310	416
Level Two | Financial assets measured at amortised cost | Non-current long term debt | Fair value
Financial instruments
Financial liabilities	16,242	4,448
Level Two | Financial assets measured at amortised cost | Non-current finance lease obligation | Fair value
Financial instruments
Financial liabilities	171	369
Level Two | Financial assets measured at amortised cost | Current long term debt | Fair value
Financial instruments
Financial liabilities	796	651
Level Two | Financial assets measured at amortised cost | Current finance lease obligation | Fair value
Financial instruments
Financial liabilities	308	422
Level Three | Non-current equity securities | Fair value
Financial instruments
Financial assets	5	5
Level Three | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	352
Level Three | Financial assets at fair value through profit or loss | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	352
Level Three | Available-for-sale financial assets | Non-current equity securities | Fair value
Financial instruments
Financial assets	€ 5	€ 5